Leases - (Statements of Profit Loss Amount Relating to Leases) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	¥ (32,918)	¥ (34,307)	¥ (32,653)
Interest expense (included in Finance expenses)	(1,039)	(537)	(887)
Expense relating to short-term leases (included in Cost of sales)	(14,774)	(6,938)	(3,731)
Total cash outflow for leases	27,843	24,482	20,204
Land use rights [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	(17,044)	(17,044)	(15,965)
Buildings [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	(14,089)	(15,677)	(15,481)
Equipment [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	(547)	(399)	(449)
Others [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	¥ (1,238)	¥ (1,187)	¥ (758)